INVESTMENTS IN JOINT VENTURES (Details Narrative) - USD ($)		12 Months Ended
	Aug. 01, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 30, 2021	Dec. 31, 2020	Jan. 03, 2020
Total liabilities		$ 3,303,391	$ 466,463
Total assets		15,775,826	3,840,268
Equity method income		34,432	50,684
Equity imethod dividend		33,488	63,798
Management fees		296,211		$ 304,587
Impairment		137,602	0
BCP Media [Member]
Equity interest						35.80%
Total cost	$ 290,000
Payment for investment acquired		215,000	60,000
Payment due for investment		0			$ 215,000
Total liabilities		4,130
Total assets		855,442
Equity method income		34,432	33,488
Equity imethod dividend		$ 33,488	63,798
JV I, LLC [Member]
Additional investment rate		10.91%
Payment to existing owner		$ 52,500
Total equity interest		13.65%
JV I, LLC [Member] | CEO [Member]
Investment rate	2.72%
Investement amount	$ 10,000
Management fees		$ 2,500
Investment plan description		As manager of JV I, the Company will receive a monthly management fee of $2,500, and 50% of net profits of JV I above the monthly minimum of $12,500. In the event of the sale of a website that JV I manages, the Company will received 50% of the excess of the sales price above the price paid for the site
JV II, LLC [Member]
Management fees			$ 1,500
Impairment		$ 14,401
Investment plan description			the Company will receive a monthly management fee of $1,500, and 50% of net profits of JV II above the monthly minimum of $16,500. In the event of the sale of a website that JV II manages, the Company will receive 50% of the excess of the sales price above the price paid for the site
Additional investment rate		4.28%	2.14%
Payment to existing owner		$ 10,000	$ 9,400
Total equity interest		10.70%	6.42%
JV II, LLC [Member] | CEO [Member]
Investment rate	2.14%
Investement amount	$ 10,000
Additional investment rate			4.28%
JV III, LLC [Member]
Management fees		$ 500	$ 3,000
Impairment		$ 37,493
Investment plan description			the Company will receive a monthly management fee of $3,000, and 50% of net profits of JV III above the monthly minimum of $16,500. In the event of the sale of a website that JV III manages, the Company will receive 50% of the excess of the sales price above the price paid for the site
Additional investment rate		3.88%	7.76%
Payment to existing owner		$ 5,000	$ 40,000
Total equity interest		13.59%	9.70%
JV III, LLC [Member] | CEO [Member]
Investment rate	1.94%
Investement amount	$ 10,000
Due to related party					$ 10,000
Groupbuild 1 [Member]
Investment plan description					The Company, as manager, is entitled to 20% of the profits of Groupbuild, and an annual management fee of $15,000. The Company was assigned a 20% interest in Groupbuild by the Company’s CEO on August 1, 2020